Additional Information of Statement of Cash Flows - Changes in Operating Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from (used in) operating activities [abstract]
Trade accounts and notes receivable	₩ (982,726)	₩ 531,848	₩ (1,492,664)
Other receivables	32,827	(96,141)	(441,412)
Inventories	1,312,800	(195,309)	(6,346,717)
Other current assets	265,296	(230,084)	(210,614)
Other non-current assets	(214,331)	42,767	(246,066)
Trade accounts and notes payable	(118,796)	141,925	1,401,942
Other payables	(301,561)	611,932	170,209
Other current liabilities	15,213	(213,738)	241,998
Provisions	(318,955)	(295,624)	(154,471)
Payments of severance benefits	(263,548)	(300,353)	(253,207)
Plan assets	(45,535)	(59,461)	(186,548)
Other non-current liabilities	(468,213)	(306,251)	473,240
Changes in operating cash flows	₩ (1,087,529)	₩ (368,489)	₩ (7,044,310)